Note 13 - Income Taxes (Details) (USD $)	24 Months Ended
	Jun. 30, 2011	Dec. 31, 2014	Dec. 31, 2013
Note 13 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 6,400,000	$ 243,000	$ 205,000
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	19,400,000
Operating Loss Carryforwards		143,000
Deferred Tax Assets, Operating Loss Carryforwards, Net		1,752,000
Expire in 2031 [Member]
Note 13 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Net		1,332,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		3,916,000
Expire in 2032 [Member]
Note 13 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Net		383,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		1,127,000
Expire in 2033 [Member]
Note 13 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Net		37,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		$ 111,000